Towd Point Mortgage Trust 2025-CES3

Mortgage Loans Excluded from Securitization Transaction

The Redacted Loan IDs contained in the table below represent mortgage loans which have been excluded from the pool of mortgage loans that are expected to back certain mortgage-backed securities issued by Towd Point Mortgage Trust 2025-CES3 in connection with a securitization transaction.  As such, solely as it relates to the Redacted Loan IDs indicated below, the findings and conclusions of each of AMC Diligence, LLC (“AMC”) and Clayton Services LLC (“Clayton”) contained as an Exhibit to this Form ABS-15G should be disregarded in their entirety.

AMC Redacted Loan ID	Clayton Redacted Loan ID
1017	24FD6867-9430-40B4-948B-56CECB40A600
934	D31DD34C-2FE2-4C50-AA77-FA71F5B3E554
963	244C3105-5434-407B-901C-206EF026BB5B
693	04AC6EBA-1FFD-4499-8E68-879010526FC7
1016	D2D22DA5-3F43-4FAF-8B7C-A9D817F28540
1031	9D2B15E4-2586-4A10-9EF8-DFE9239842F2
942	C91CBCA3-D296-43A4-9164-99AAF99600C5
36	5353BE19-3069-482D-BCDB-FA3490B18F57
924	1266D906-86F2-424F-9DCC-893C8AF4B66C
929	A6E5345A-57E3-4554-90B4-5FC23E4660AF
922
931
930